UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Money Market Fund

July 31, 2008

1.804826.104

SPM-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 30.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 7.7%
Barclays Bank PLC
12/29/08	3.20%	$ 75,000	$ 75,000
Calyon SA
12/18/08	3.30	32,000	32,000
Credit Agricole SA
11/3/08 to 12/1/08	3.00 to 3.05	55,000	55,000
Credit Industriel et Commercial
8/18/08 to 10/22/08	3.00 to 3.12	150,000	150,000
Landesbank Hessen-Thuringen
8/11/08 to 8/12/08	2.91 to 2.95	115,000	115,000
Societe Generale
10/9/08	2.90	29,000	29,000
UniCredit SpA
8/19/08 to 9/19/08	3.00 to 3.15	140,000	140,000
			596,000
New York Branch, Yankee Dollar, Foreign Banks - 22.5%
Abbey National Treasury Services PLC
8/19/08	2.92 (c)	9,000	9,000
Banco Santander SA
9/8/08 to 2/2/09	2.84 to 3.19	91,000	91,000
Bank of Montreal
8/7/08 to 8/26/08	3.01 (c)	97,000	97,000
Bank of Nova Scotia
10/15/08 to 10/17/08	3.09 (c)	89,000	89,000
Bank of Scotland PLC
8/4/08 to 10/27/08	2.64 to 2.99 (c)	335,000	335,001
Bank Tokyo-Mitsubishi UFJ Ltd.
10/28/08	2.85	35,000	35,000
Barclays Bank PLC
8/4/08 to 10/21/08	2.88 to 3.06 (c)	224,000	224,000
BNP Paribas SA
4/20/09	2.75	82,000	82,000
Canadian Imperial Bank of Commerce
10/9/08	2.90	76,000	76,000
Commerzbank AG
10/16/08	2.80	75,000	75,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Deutsche Bank AG
10/6/08	3.00% (c)	$ 155,000	$ 155,000
Intesa Sanpaolo SpA
8/1/08 to 8/19/08	2.99 to 3.00 (c)	60,000	60,000
Landesbank Hessen-Thuringen
9/30/08	2.82	7,000	7,000
Natixis SA
10/27/08 to 11/4/08	3.02 to 3.05	91,000	91,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	120,000	120,000
Royal Bank of Scotland PLC
12/12/08 to 12/15/08	3.16 to 3.18	108,000	108,000
San Paolo IMI SpA
4/21/09	3.15	35,000	35,000
Societe Generale
12/17/08	3.28	64,000	64,000
			1,753,001
TOTAL CERTIFICATES OF DEPOSIT			$ 2,349,001
Commercial Paper - 14.0%

Altria Group, Inc.
8/18/08 to 8/21/08	2.96 to 3.01	15,000	14,976
American Water Capital Corp.
8/6/08	2.93	1,000	1,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09	3.17	20,000	19,723
Dakota Notes (Citibank Credit Card Issuance Trust)
8/6/08 to 9/12/08	2.67 to 3.16	61,000	60,884
Dominion Resources, Inc.
8/4/08	2.91	2,000	2,000
Emerald Notes (BA Credit Card Trust)
8/4/08 to 9/12/08	2.86 to 3.07	57,000	56,903
FCAR Owner Trust
8/1/08 to 8/19/08	2.81 to 3.01	199,000	198,791
Govco, Inc.
9/26/08 to 10/14/08	2.75 to 2.77	6,000	5,970
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Ingersoll-Rand Global Holding Co.
8/1/08 to 8/18/08	2.91 to 2.93%	$ 12,000	$ 11,992
International Lease Financial Corp.
8/25/08 to 8/27/08	2.86	28,000	27,945
Intesa Funding LLC
12/3/08	3.00	50,000	49,491
ITT Corp.
8/8/08 to 9/3/08	3.01	16,000	15,980
JPMorgan Chase & Co.
8/4/08 to 12/4/08	2.74 to 2.92	65,000	64,692
Kraft Foods, Inc.
8/13/08	2.86	6,000	5,994
Marathon Oil Corp.
8/8/08 to 8/11/08	2.91	14,000	13,990
Michigan Gen. Oblig.
9/2/08	3.75	17,135	17,135
Natexis Banques Populaires US Finance Co. LLC
10/20/08	3.00	28,000	27,815
National Grid USA
9/3/08	3.01	9,000	8,975
Nationwide Building Society
9/5/08 to 11/7/08	2.81 to 4.60	55,000	54,557
Nissan Motor Acceptance Corp.
8/13/08 to 9/3/08	2.88 to 3.01	17,000	16,969
Palisades Notes (Citibank Omni Master Trust)
8/5/08 to 9/22/08	2.86 to 2.96	42,000	41,872
Rockies Express Pipeline LLC
8/18/08 to 9/2/08	2.89 to 3.01	11,458	11,436
Sheffield Receivables Corp.
8/8/08 to 9/18/08	2.51 to 2.74	60,000	59,912
Societe Generale North America, Inc.
8/5/08 to 10/31/08	2.88 to 3.12	123,000	122,626
Spectra Energy Capital, LLC
8/12/08 to 8/27/08	2.91 to 2.94	7,000	6,991
Thames Asset Global Securities No. 1, Inc.
8/1/08 to 11/7/08	2.55 to 2.98	85,246	84,955
Transocean, Inc.
8/25/08	3.01	5,000	4,990
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Tyco Electronics Group SA
8/26/08	2.96%	$ 3,000	$ 2,994
UniCredito Italiano Bank (Ireland) PLC
10/24/08 to 10/31/08	2.96 to 3.00	18,000	17,873
Variable Funding Capital Co. LLC
9/15/08 to 9/17/08	2.66	14,000	13,953
Virginia Electric & Power Co.
8/1/08	2.80	7,000	7,000
WellPoint, Inc.
8/25/08 to 9/3/08	3.01	13,000	12,970
Wisconsin Energy Corp.
8/7/08	2.89	1,000	1,000
Xcel Energy, Inc.
8/14/08	2.96	5,000	4,995
XTO Energy, Inc.
8/20/08	2.96	23,000	22,964
TOTAL COMMERCIAL PAPER			1,092,313
Federal Agencies - 1.9%

Federal Home Loan Bank - 0.4%
8/28/08	2.38 (c)	32,000	31,977
Freddie Mac - 1.5%
8/18/08 to 8/21/08	2.43 to 2.44 (c)	113,000	112,996
TOTAL FEDERAL AGENCIES			144,973
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
8/15/08	2.47 (c)	5,000	5,000
Master Notes - 1.6%

Asset Funding Co. III LLC
8/4/08 to 10/14/08	2.52 to 3.14 (c)(e)	103,000	103,000
Lehman Brothers Holdings, Inc.
8/11/08	2.57 (c)(e)	19,000	19,000
TOTAL MASTER NOTES			122,000
Medium-Term Notes - 38.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Abbey National Treasury Services PLC
10/2/08	2.73% (c)	$ 5,000	$ 4,999
AIG Matched Funding Corp.
8/4/08 to 8/18/08	2.80 (b)	73,000	73,000
Allstate Life Global Funding Trusts
9/22/08	3.05 (c)	20,000	20,000
ASIF Global Financing XXX
8/26/08	2.49 (b)(c)	25,000	25,000
AT&T, Inc.
12/5/08	3.23 (b)(c)	72,000	72,000
Australia & New Zealand Banking Group Ltd.
8/26/08 to 9/2/08	2.49 to 2.89 (b)(c)	173,000	173,000
Banco Santander Totta SA
8/18/08	2.48 (b)(c)	95,000	95,000
Banesto SA
8/11/08	2.79 (b)(c)	37,000	37,000
Bank of America NA
8/11/08 to 10/3/08	2.72 to 2.99 (c)	120,000	120,000
Bank of Montreal
8/5/08	2.96 (b)(c)	42,000	42,000
Banque Federative du Credit Mutuel
8/13/08	2.48 (b)(c)	35,000	35,000
Bayerische Landesbank Girozentrale
8/19/08	2.76 (c)	45,000	45,000
BMW U.S. Capital LLC
8/15/08	2.50 (c)	8,000	8,000
BNP Paribas SA
8/7/08	2.76 (c)	8,000	8,000
BNP Paribas US Medium-Term Note Program LLC
8/13/08	2.90 (c)	49,000	49,000
BP Capital Markets PLC
9/11/08	2.79 (c)	35,000	35,000
Caja Madrid SA
10/20/08	2.94 (b)(c)	19,000	19,000
Citigroup Funding, Inc.
8/14/08	2.68 (c)	70,000	70,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
10/3/08	2.99% (b)(c)	$ 67,000	$ 67,000
Compagnie Financiere du Credit Mutuel
9/9/08	2.89 (b)(c)	23,000	23,000
Credit Agricole SA
9/22/08	3.03 (b)(c)	160,000	160,000
Deutsche Bank AG
9/3/08	2.77 (c)	40,000	40,000
DnB NOR Bank ASA
8/26/08	2.47 (b)(c)	10,000	10,000
General Electric Capital Corp.
8/7/08	2.52 (c)	64,000	64,000
Goldman Sachs Group, Inc.
8/22/08	2.80 (b)(c)	72,000	72,000
HSBC Finance Corp.
8/6/08 to 8/22/08	2.48 to 2.52 (c)	72,000	72,000
HSH Nordbank AG
8/21/08 to 8/23/08	2.47 to 2.53 (b)(c)	61,000	61,000
ING USA Annuity & Life Insurance Co.
9/24/08	3.06 (c)(e)	11,000	11,000
Intesa Bank Ireland PLC
8/26/08	2.48 (b)(c)	88,000	88,000
Lloyds TSB Group PLC
8/7/08	2.74 (b)(c)	76,000	76,000
Merrill Lynch & Co., Inc.
8/4/08 to 8/26/08	2.54 to 2.60 (c)	118,000	118,001
Metropolitan Life Global Funding I
8/6/08	2.51 (b)(c)	5,000	5,000
Monumental Global Funding 2007
8/29/08	2.79 (b)(c)	17,000	17,000
Morgan Stanley
8/1/08 to 8/27/08	2.23 to 2.58 (c)	70,000	70,000
National Australia Bank Ltd.
9/8/08	2.88 (b)(c)	42,000	42,000
National Rural Utils. Coop. Finance Corp.
8/4/08	2.47 (c)	3,000	3,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Life Insurance Co.
8/29/08 to 9/29/08	2.85 to 2.96% (c)(e)	$ 88,000	$ 88,000
Nordea Bank AB
10/24/08	3.15 (b)(c)	155,000	155,000
Pacific Life Global Funding
8/4/08 to 8/13/08	2.53 (b)(c)	10,000	10,000
PNC Bank NA, Pittsburgh
8/4/08	3.02 (c)	19,000	19,000
Royal Bank of Canada
8/15/08	2.86 to 3.23 (b)(c)	80,000	80,000
Royal Bank of Scotland PLC
8/21/08	2.49 (b)(c)	45,000	45,000
Security Life of Denver Insurance Co.
8/28/08	2.91 (c)(e)	8,000	8,000
Sigma Finance, Inc.
8/1/08	5.40 (b)	16,000	16,000
Skandinaviska Enskilda Banken AB
9/5/08 to 9/19/08	2.67 to 2.79 (b)(c)	79,000	78,999
Southern Co.
9/18/08	2.82 (c)	6,000	6,000
Svenska Handelsbanken AB
10/6/08	3.00 (b)(c)	60,000	60,000
Transamerica Occidental Life Insurance Co.
10/1/08	3.04 (c)(e)	29,000	29,000
UniCredito Italiano Bank (Ireland) PLC
8/8/08 to 8/15/08	2.48 to 2.78 (b)(c)	94,000	93,999
Verizon Communications, Inc.
9/17/08	2.86 (c)	45,000	45,000
Wachovia Bank NA
10/3/08 to 10/27/08	2.76 to 2.87 (c)	64,000	63,995
Wells Fargo & Co.
5/1/09	3.55 (c)	80,000	80,030
8/15/08	2.61 (b)(c)	52,500	52,500
WestLB AG
8/11/08 to 9/30/08	2.53 to 2.85 (b)(c)	50,000	50,000
Westpac Banking Corp.
9/11/08	2.75 (c)	10,000	10,000
9/4/08	2.90 (b)(c)	70,000	69,992
TOTAL MEDIUM-TERM NOTES			2,990,515
Short-Term Notes - 0.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Jackson National Life Insurance Co.
9/8/08	2.87% (c)(e)	$ 34,000	$ 34,000
Metropolitan Life Insurance Co.
10/2/08	3.07 (c)(e)	25,000	25,000
TOTAL SHORT-TERM NOTES			59,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
5/26/09	2.71 (b)(c)	31,000	31,000
Municipal Securities - 0.1%

Denver City & County School District # 1 Series 2008 A, VRDN
8/7/08	3.50 (c)	6,900	6,900
Denver City & County School District # 1 Series 2008 B1, VRDN
8/7/08	3.50 (c)	4,600	4,600
TOTAL MUNICIPAL SECURITIES			11,500
Repurchase Agreements - 12.9%
	Maturity Amount (000s)
In a joint trading account at 2.2% dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) #	$ 771	771
With:
Banc of America Securities LLC At:
2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $81,905,432, 10.75% 2/1/16)	78,005	78,000
2.44%, dated 7/31/08 due 8/1/08 (Collateralized by Equity Securities valued at $87,155,936)	83,006	83,000
Barclays Capital, Inc. At 3%, dated 7/17/08 due 10/17/08 (Collateralized by Equity Securities valued at $8,406,303)	8,061	8,000
BNP Paribas Securities Corp. At 2.6%, dated 7/17/08 due 8/18/08 (Collateralized by Corporate Obligations valued at $28,350,699, 5.4% - 8.5%, 3/1/16 - 3/1/31)	27,062	27,000
Citigroup Global Markets, Inc. At 2.71%, dated 7/21/08 due 8/20/08 (Collateralized by Corporate Obligations valued at $9,450,000, 4.95% - 9.25%, 10/1/10 - 4/1/15)	9,020	9,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. At 2.6%, dated:
7/16/08 due 8/18/08 (Collateralized by Corporate Obligations valued at $30,485,187, 8%, 11/15/16)	$ 29,069	$ 29,000
7/17/08 due 8/18/08 (Collateralized by Corporate Obligations valued at $7,357,963, 6.88%, 10/15/31)	7,016	7,000
Goldman Sachs & Co. At:
3%, dated 5/5/08 due 8/12/08 (Collateralized by Commercial Paper Obligations valued at $30,089,048, 9/22/08)	29,239	29,000
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Commercial Paper Obligations valued at $9,403,164, 8/8/08)	9,138	9,000
ING Financial Markets LLC At 2.66%, dated:
7/10/08 due 8/11/08 (Collateralized by Corporate Obligations valued at $24,193,022, 3.6% - 7.5%, 3/1/09 - 10/1/37)	23,054	23,000
7/18/08 due 8/18/08 (Collateralized by Corporate Obligations valued at $37,837,198, 5.63% - 6.63%, 6/1/11 - 5/15/38)	36,082	36,000
Lehman Brothers, Inc. At:
2.41%, dated 7/31/08 due 8/1/08 (Collateralized by Municipal Bond Obligations valued at $155,400,349, 0% - 2.22%, 4/1/47 - 6/1/58)	148,010	148,000
2.71%, dated:
7/8/08 due 8/12/08 (Collateralized by Corporate Obligations valued at $30,502,752, 2.69% - 7.14%, 12/15/28 - 11/25/37)	29,076	29,000
7/15/08 due 8/18/08 (Collateralized by Corporate Obligations valued at $14,891,744, 3.19% - 4.54%, 7/25/18 - 2/25/35)	14,036	14,000
7/22/08 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $16,813,457, 5.31% - 6.5%, 5/25/35 - 3/25/37)	16,037	16,000
UBS Warburg LLC At:
2.39%, dated 7/31/08 due 8/1/08 (Collateralized by Municipal Bond Obligations valued at $12,603,222, 6.05%, 4/1/47)	12,001	12,000
2.4%, dated 7/31/08 due 8/1/08 (Collateralized by Corporate Obligations valued at $105,002,950, 0.25% - 9.38%, 12/2/08 - 12/15/2010)	100,007	100,000
2.86%, dated 7/8/08 due 9/8/08 (Collateralized by Mortgage Loan Obligations valued at $35,767,755, 2.74% - 6.3%, 9/15/21 - 9/12/49)	34,167	34,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
3%, dated 7/8/08 due 10/6/08 (Collateralized by Mortgage Loan Obligations valued at $35,771,020, 5.51% - 5.8%, 12/15/43 - 10/15/48)	$ 34,255	$ 34,000
3.05%, dated 7/24/08 due 10/22/08 (Collateralized by Corporate Obligations valued at $9,458,053, 8.75%, 5/12/38)	9,069	9,000
Wachovia Securities, Inc. At:
2.71%, dated 7/10/08 due 8/11/08 (Collateralized by Commercial Paper Obligations valued at $149,597,232, 8/4/08 - 9/3/08)	145,349	145,000
2.76%, dated 8/24/07 due 8/22/08 (Collateralized by Commercial Paper Obligations valued at $125,307,788, 8/4/08 - 9/3/08) (c)(d)	124,377	121,000
TOTAL REPURCHASE AGREEMENTS		1,000,771
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $7,806,073)		7,806,073
NET OTHER ASSETS - (0.4)%		(33,910)
NET ASSETS - 100%		$ 7,772,163
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,934,490,000 or 24.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $317,000,000 or 4.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (Amounts in thousands)
Asset Funding Co. III LLC: 2.52%, 8/4/08	11/7/06	$ 33,000
2.53%, 8/4/08	8/29/06	$ 39,000
3.14%, 10/14/08	7/11/08	$ 31,000
ING USA Annuity & Life Insurance Co. 3.06%, 9/24/08	6/23/05	$ 11,000
Jackson National Life Insurance Co. 2.87%, 9/8/08	3/31/03	$ 34,000
Lehman Brothers Holdings, Inc. 2.57%, 8/11/08	1/10/07	$ 19,000
Metropolitan Life Insurance Co. 3.07%, 10/2/08	3/26/02	$ 25,000
New York Life Insurance Co.: 2.85%, 8/29/08	5/12/08	$ 28,000
2.96%, 9/29/08	3/28/08	$ 60,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 8,000
Transamerica Occidental Life Insurance Co. 3.04%, 10/1/08	3/27/08	$ 29,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$771,000 due 8/01/08 at 2.20%
Banc of America Securities LLC	$ 36
J.P. Morgan Securities, Inc.	6
Merrill Lynch Government Securities, Inc.	243
Societe Generale, New York Branch	202
UBS Securities LLC	284
$ 771
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

(Amounts in thousands)	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,806,073	$ -	$ 7,806,073	$ -
Income Tax Information
At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,806,073,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Government
Money Market Fund

July 31, 2008

1.804856.104

SPU-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 71.4%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 18.6%
8/1/08 to 7/13/09	2.10 to 2.86% (b)	$ 151,000,000	$ 150,659,012
Federal Home Loan Bank - 34.8%
8/1/08 to 6/19/09	2.15 to 3.04 (b)	282,710,000	282,500,095
Freddie Mac - 18.0%
8/5/08 to 7/20/09	2.13 to 3.14 (b)	146,405,000	146,006,588
TOTAL FEDERAL AGENCIES			579,165,695
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills - 0.2%
7/2/09	2.18	1,850,000	1,813,331
Repurchase Agreements - 28.2%
	Maturity Amount
In a joint trading account at 2.2% dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) #	$ 194,925,919	194,914,000
With:
BNP Paribas Securities Corp. at 2.18%, dated 7/14/08 due 8/13/08 (Collateralized by U.S. Government Obligations valued at $12,253,343, 5.5%, 2/1/38)	12,021,800	12,000,000
CS First Boston Corp. at 2.2%, dated 7/2/08 due 8/1/08 (Collateralized by U.S. Government Obligations valued at $12,262,826, 4.5%, 5/1/13)	12,022,000	12,000,000
UBS Warburg LLC at 4.83%, dated 9/10/07 due 9/4/08 (Collateralized by U.S. Government Obligations valued at $10,735,246, 5.5%, 12/15/33 - 6/15/34)	10,483,000	10,000,000
TOTAL REPURCHASE AGREEMENTS		228,914,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $809,893,026)		809,893,026
NET OTHER ASSETS - 0.2%		1,582,417
NET ASSETS - 100%		$ 811,475,443
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$194,914,000 due 8/01/08 at 2.20%
Banc of America Securities LLC	$ 9,206,221
J.P. Morgan Securities, Inc.	1,583,368
Merrill Lynch Government Securities, Inc.	61,374,804
Societe Generale, New York Branch	51,145,670
UBS Securities LLC	71,603,937
$ 194,914,000
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 809,893,026	$ -	$ 809,893,026	$ -
Income Tax Information
At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $809,893,026.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® U.S. Treasury
Money Market Fund

July 31, 2008

1.804868.104

TMM-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 97.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 89.9%
8/7/08 to 7/30/09	1.17 to 2.47%	$ 4,238,049	$ 4,222,071

U.S. Treasury Bonds - 3.2%
8/15/08	1.29 to 1.54	150,858	151,467

U.S. Treasury Notes - 4.6%
8/15/08 to 11/15/08	1.30 to 2.01	214,028	214,256

TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $4,587,794)	4,587,794
NET OTHER ASSETS - 2.3%	109,877
NET ASSETS - 100%	$ 4,697,671
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,587,794	$ 0	$ 4,587,794	$ 0
Income Tax Information
At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,587,794,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008